Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
	Amount	Value
Bank Loans ― 0.81%
BJ Services LLC, 0.000%, 1/28/2023	$1,516,922	$1,410,738
JUUL Term Loan, 8.500% (3 Month LIBOR USD + 9.000%), 8/2/2023 (a)	929,125	901,251
Premier Brands, 9.006% (3 Month LIBOR USD + 8.250%), 3/20/2024 (a)	472,568	453,665
TOTAL BANK LOANS (Cost ― $2,913,738)		$2,765,654

Common Stocks ― 0.49%
Financial ― 0.49%
AGNC Investment Corp.	30,500	334,890
Annaly Capital Management, Inc.	60,000	385,200
Ellington Financial, Inc.	15,750	254,993
New Residential Investment Corp.	25,000	260,000
PennyMac Mortgage Investment Trust	13,000	199,420
Redwood Trust, Inc.	25,750	249,775
TOTAL COMMON STOCKS (Cost ― $2,020,603)		$1,684,278

Convertible Obligations ― 0.26%
Financial ― 0.26%
FedNat Holding Co., 5.000%, 4/19/2026 (b)	1,000,000	888,092
TOTAL CONVERTIBLE OBLIGATIONS (Cost ― $1,000,000)		$888,092

Corporate Obligations ― 132.49%
Financial ― 132.49%
A10 Capital LLC, 5.875%, 8/17/2026 (b)	3,000,000	2,842,940
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)(c)	1,750,000	1,755,436
Alpine Banks of Colorado, 5.875% (SOFR + 5.690%), 6/15/2030 (a)(b)(c)	4,000,000	4,119,636
Amalgamated Financial Corp., 3.250% (SOFR + 2.300%), 11/15/2031 (a)	2,600,000	2,450,315
Ameris Bancorp, 4.442% (3 Month LIBOR USD + 3.616%), 3/15/2027 (a)	2,510,000	2,510,615
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (a)(c)	2,250,000	2,220,590
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (b)	1,500,000	1,437,979
ANB Corp., 4.000% (SOFR + 3.875%), 9/30/2030 (a)(b)	1,500,000	1,456,780
Arbor Realty Trust, Inc., 5.000%, 4/30/2026	1,000,000	973,868
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	1,500,000	1,418,089
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (a)(b)(c)	6,000,000	5,978,252
B. Riley Financial, Inc., 6.500%, 9/30/2026 (d)	298,650	302,831
B. Riley Financial, Inc., 5.500%, 3/31/2026 (d)	500,000	496,800
B. Riley Financial, Inc., 5.000%, 12/31/2026 (d)	2,000,000	1,867,200
B. Riley Financial, Inc., 6.000%, 1/31/2028 (d)	3,000,000	2,940,000
Banc of California, Inc., 5.250%, 4/15/2025 (c)	3,000,000	3,024,314
BancPlus Corp., 6.000% (TSFR3M + 5.860%), 6/15/2030 (a)(b)(c)	5,000,000	5,229,941
Bank of Commerce Holdings, 5.766% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	6,500,000	6,508,917
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	9,002,699
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (a)(b)	1,500,000	1,463,626
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(b)	5,000,000	5,003,439
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)	7,500,000	7,480,014
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (a)(c)	6,000,000	5,996,801
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	1,500,000	1,548,750
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	6,000,000	5,982,441
Business Development Corp. of America, 4.850%, 12/15/2024 (b)(c)	2,000,000	1,988,260
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (a)(c)	5,000,000	5,158,608
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)(c)	2,000,000	2,022,863
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (a)(c)	3,000,000	2,950,903
CB Financial Services, Inc., 3.875% (SOFR + 2.800%), 12/15/2031 (a)(b)	5,000,000	4,692,834
CB&T Holding Corp., 6.250% (SOFR + 6.015%), 12/15/2030 (a)(b)	2,500,000	2,700,000
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)	5,000,000	5,109,359
Citizens Community Bancorp, Inc., 4.750% (SOFR + 3.290%), 4/1/2032 (a)(b)	1,500,000	1,466,995
Clear Blue Financial Holdings LLC, 5.375%, 12/30/2028 (b)(c)	7,000,000	6,973,750
Clear Street Capital LLC, 6.000%, 10/15/2025 (b)(c)	2,500,000	2,443,618
CoastalSouth Bancshares, Inc., 5.950% (SOFR + 5.820%), 9/15/2030 (a)(b)	1,000,000	1,003,827
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (b)	500,000	465,895
Community Financial Corp., 4.750% (SOFR + 4.580%), 10/15/2030 (a)	1,000,000	978,916
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(b)	4,500,000	4,527,137
Congressional Bancshares, Inc., 5.750% (TSFR3M + 4.390%), 12/1/2029 (a)(b)	2,000,000	2,011,935
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (a)	500,000	503,132
ConnectOne Bancorp, Inc., 5.750% (SOFR + 5.605%), 6/15/2030 (a)(c)	2,000,000	2,047,834
Cowen, Inc., 7.250%, 5/6/2024 (b)	5,000,000	5,129,904
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(b)	1,750,000	1,809,576
Customers Bancorp, Inc., 2.875% (SOFR + 2.350%), 8/15/2031 (a)	1,000,000	933,581
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)(c)	2,000,000	2,081,258
Durant Bancorp, Inc., 4.568% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,200,150
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (b)	4,000,000	4,003,324
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.875%, 4/1/2027 (b)(c)	3,500,000	3,480,862
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (a)	1,500,000	1,518,492
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)	6,000,000	6,413,413
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(c)	2,000,000	2,043,442
FedNat Holding Co., 7.750%, 3/15/2029	5,000,000	5,125,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)(c)	12,000,000	12,150,658
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(b)(c)	2,000,000	1,993,599
Fidelity Federal Bancorp, 4.500% (SOFR + 3.840%), 3/30/2031 (a)(b)(c)	1,000,000	986,290
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	5,000,000	5,011,701
Financial Institutions, Inc., 4.375% (SOFR + 4.265%), 10/15/2030 (a)	2,000,000	1,910,390
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (a)	2,000,000	2,020,936
First Bancshares, Inc., 4.250% (SOFR + 4.126%), 10/1/2030 (a)	1,000,000	993,281
First Bank, 5.500% (SOFR + 5.380%), 6/1/2030 (a)	1,500,000	1,507,150
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)(c)	11,000,000	11,001,914
First Help Financial LLC, 6.000%, 11/15/2026 (b)	5,000,000	4,758,189
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (a)(d)	7,427,800	7,576,356
First Midwest Capital Trust, 6.950%, 12/1/2033	1,761,000	2,060,370
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)	1,000,000	944,341
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(b)	2,250,000	2,253,806
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(b)	7,000,000	7,001,399
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (a)	2,500,000	2,474,902
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(b)(c)	4,000,000	4,059,124
Flushing Financial Corp., 3.125% (SOFR + 2.035%), 12/1/2031 (a)	2,000,000	1,871,803
Georgia Banking Co., Inc., 4.125% (SOFR + 3.400%), 6/15/2031 (a)(b)	1,000,000	943,127
Golden Pear Funding HoldCo LLC, 6.375%, 12/22/2026	5,000,000	4,853,817
Golden State Bancorp, 4.500% (SOFR + 3.350%), 12/15/2031 (a)(b)	1,000,000	966,694
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,382,000	6,902,170
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (a)	3,500,000	3,361,040
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(b)	4,500,000	4,575,212
HBT Financial, Inc., 4.500% (SOFR + 4.370%), 9/15/2030 (a)(b)(c)	3,000,000	2,961,274
HomeStreet, Inc., 3.500% (SOFR + 2.150%), 1/30/2032 (a)	2,000,000	1,870,380
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (a)	2,000,000	2,049,041
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(b)	1,000,000	1,024,369
Independent Bank Group, Inc., 4.000% (SOFR + 3.885%), 9/15/2030 (a)	1,500,000	1,490,452
Investar Holding Corp., 4.941% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	1,500,000	1,501,422
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (a)(b)	4,000,000	3,988,800
Kingstone Cos, Inc., 5.500%, 12/30/2022	5,195,000	5,135,463
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (a)	2,000,000	1,980,772
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	5,000,000	5,026,083
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(c)	5,000,000	5,058,113
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	1,250,000	1,251,104
Maple Financial Holdings, Inc., 5.000% (SOFR + 4.670%), 2/15/2031 (a)(b)	1,000,000	954,165
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)	1,500,000	1,397,070
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (a)(c)	4,000,000	4,075,340
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (a)	2,500,000	2,592,050
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	2,000,000	2,012,476
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)	5,000,000	4,879,180
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	7,000,000	7,001,013
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(b)	1,000,000	1,007,386
NexBank Capital, Inc., 4.000% (SOFR + 3.390%), 8/15/2031 (a)(b)	2,000,000	1,872,505
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(b)	4,000,000	4,029,785
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)(c)	4,000,000	4,076,900
Northwest Bancshares, Inc., 4.000% (SOFR + 3.890%), 9/15/2030 (a)	1,000,000	982,228
Oakstar Bancshares, Inc., 4.250% (SOFR + 3.516%), 4/15/2031 (a)(b)	1,000,000	954,472
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (b)	2,000,000	2,035,000
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)	3,500,000	3,611,092
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,000,000	949,785
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (a)	2,500,000	2,462,543
Pacific Premier Bancorp, Inc., 5.375% (TSFR3M + 5.170%), 6/15/2030 (a)(c)	5,000,000	5,150,420
Pacific Western Bank, 3.250% (SOFR + 2.520%), 5/1/2031 (a)	2,000,000	1,896,119
PhenixFIN Corp., 5.250%, 11/1/2028 (d)	1,750,000	1,659,700
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (a)	2,500,000	2,377,240
Premia Holdings Ltd., 6.900%, 9/23/2030 (b)(e)	6,000,000	6,097,500
Queensborough Co., 6.000% (SOFR + 5.880%), 10/15/2030 (a)(b)	2,000,000	2,013,520
RBB Bancorp, 4.000% (SOFR + 3.290%), 4/1/2031 (a)	1,500,000	1,456,157
Ready Capital Corp., 6.200%, 7/30/2026 (d)	5,000,000	5,092,000
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (a)	1,000,000	1,013,312
River Financial Corp., 4.000% (SOFR + 3.420%), 3/15/2031 (a)(b)	1,000,000	970,791
Salisbury Bancorp, Inc., 3.500% (SOFR + 2.800%), 3/31/2031 (a)	1,000,000	942,173
SCRE Intermediate Holdco LLC, 6.500%, 2/15/2027 (b)	2,000,000	1,915,407
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (a)	250,000	248,178
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(b)(c)	3,800,000	3,809,890
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)(c)	2,190,000	2,207,370
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)	5,000,000	4,819,764
Southern Financial Corp., 4.875% (SOFR + 3.930%), 10/20/2031 (a)(b)	1,500,000	1,460,930
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(b)	2,500,000	2,512,331
Sterling Bancorp, Inc., 6.864% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,700,000	2,700,717
Sterling Bancorp, Inc., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)	200,000	198,227
Summit Financial Group, Inc., 3.250% (SOFR + 2.300%), 12/1/2031 (a)	2,000,000	1,892,128
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	4,000,000	4,020,090
Transverse Insurance Group LLC, 6.000%, 12/15/2026 (b)	5,000,000	4,675,579
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)	4,000,000	3,797,968
Trinity Capital, Inc., 7.000%, 1/16/2025 (d)(e)	5,500,000	5,761,250
Triumph Bancorp, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (a)	8,000,000	7,973,430
Tulsa Valley Bancshares Corp., 5.000% (SOFR + 4.210%), 4/15/2031 (a)(b)	1,250,000	1,190,708
United Insurance Holdings Corp., 6.250%, 12/15/2027	4,500,000	4,363,821
Universal Insurance Holdings, Inc., 5.625%, 11/30/2026	7,000,000	6,727,827
US Metro Bancorp, Inc., 5.650% (SOFR + 5.430%), 11/1/2030 (a)(b)	1,000,000	970,333
VCT Holdings LLC, 6.000%, 12/30/2026 (b)	5,000,000	4,717,647
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (b)	3,000,000	2,950,331
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (a)	1,750,000	1,761,143
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (a)(b)	2,000,000	2,017,363
VyStar Credit Union, 4.250%, 3/15/2032 (b)	2,000,000	1,927,171
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (a)(b)	5,000,000	5,003,182
Wintrust Financial Corp., 4.850%, 6/6/2029	5,000,000	4,912,463
WT Holdings, Inc., 7.000%, 4/30/2023 (b)	2,700,000	2,691,690
Zais Group LLC, 7.000%, 11/15/2023 (b)	455,800	445,304
TOTAL CORPORATE OBLIGATIONS (Cost ― $455,177,095)		$451,546,847

Investment Companies ― 0.10%	Shares
Affiliated Closed-End Funds ― 0.10%
Angel Oak Dynamic Financial Strategies Income Term Trust	18,000	323,842
TOTAL INVESTMENT COMPANIES (Cost ― $350,506)		$323,842

Preferred Stocks ― 5.31%
Financial ― 2.41%
Clear Street Group, Inc., 7.000% (b)(e)(f)	40,000	1,000,000
CNB Financial Corp., 7.125%	20,000	525,200
First Citizens BancShares, Inc., 5.375%	140,000	3,284,400
First Merchants Corp., 7.500%	20,000	517,200
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(b)	40,000	1,030,600
TriState Capital Holdings, Inc., 6.750% (3 Month LIBOR USD + 3.985%) (a)	37,374	933,976
United Fidelity Bank, 7.000% (b)(e)	1,000	920,000
		8,211,376
Real Estate Investment Trust ― 2.90%
Arbor Realty Trust, Inc., 6.250%	40,000	919,600
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (a)	40,000	998,000
Ellington Financial, Inc., 6.250% (H15T5Y + 4.990%) (a)	80,000	1,899,200
Inpoint Commercial Real Estate Income, Inc., 6.750%	80,000	1,801,280
Lument Finance Trust, Inc., 7.875%	40,000	994,200
New Residential Investment Corp., 7.000% (H15T5Y + 6.223%) (a)	140,000	3,278,800
		9,891,080
TOTAL PREFERRED STOCKS (Cost ― $18,914,280)		$18,102,456

Short Term Investments ― 0.91%
Money Market Funds ― 0.91%
First American Government Obligations Fund, Class U, 0.237% (g)	3,106,063	3,106,063
TOTAL SHORT TERM INVESTMENTS (Cost ― $3,106,063)		$3,106,063
TOTAL INVESTMENTS ― 140.37% (Cost ― $483,482,285)		$478,417,232
Liabilities in Excess of Other Assets ― (40.37%)		(137,601,477)
NET ASSETS ― 100.00%		$340,815,755

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to
$254,278,455 or 74.61% of net assets.

(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2022, the value of securities pledged amounted to $117,047,260.
(d)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(e)
As of April 30, 2022, the Fund has fair valued these securities under the procedures established by the Fund's Board of Trustees. The value of these securities amounted to $13,778,750 or 4.04% of net assets.
Value determined using significant unobservable inputs.

(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2022.
(g)	Rate disclosed is the seven day yield as of April 30, 2022.

Schedule of Open Reverse Repurchase Agreements

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	1.801%	4/14/2022	5/12/2022	$19,053,657	$19,027,000
Lucid Management and Capital Partners LP	1.627%	1/13/2022	7/14/2022	10,506,717	10,421,000
Lucid Management and Capital Partners LP	1.677%	1/13/2022	7/14/2022	5,074,662	5,032,000
Lucid Management and Capital Partners LP	2.288%	4/14/2022	7/14/2022	14,926,850	14,841,000
Lucid Management and Capital Partners LP	2.488%	4/14/2022	7/14/2022	9,869,694	9,808,000
					$59,129,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), corporate obligations, and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Participation Loans are priced by a third-party pricing service. These firms primarily obtain their market color from model inputs based on business, economic, market, and other conditions. The principal sources of information used to conduct valuation include historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. These securities will be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$2,765,654	$-	$2,765,654
Common Stocks	1,684,278	-	-	1,684,278
Convertible Obligations	-	888,092	-	888,092
Corporate Obligations	-	439,688,097	11,858,750	451,546,847
Investment Companies	323,842	-	-	323,842
Preferred Stocks	14,157,656	2,024,800	1,920,000	18,102,456
Short-Term Investments	3,106,063	-	-	3,106,063
Total	$19,271,839	$445,366,643	$13,778,750	$478,417,232
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$-	$59,129,000	$-	$59,129,000

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund recognized $5,761,250 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. During the period ended April 30, 2022, the Fund recognized $4,717,647 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/22
Corporate Obligations	$11,097,500	$(2,350)	$-	$(280,003)	$-	$-	$5,761,250	$(4,717,647)	$11,858,750
Preferred Stocks	$2,000,000	$-	$-	$(80,000)	$-	$-	$-	$-	$1,920,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2022, is ($77,650).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/22	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Corporate Obligations	$6,097,500	Broker Quote	Third party	$101.63*	N/A
Corporate Obligations	$5,761,250	Model Technique	Limited trading	$26.19*	N/A
Preferred Stock	$1,920,000	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$25.00 - $920.00	$100.00

*Input presents information for one security and reflects the value as of April 30, 2022.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$-	$19,027,000	$40,102,000	$-	$59,129,000
Total	$-	$19,027,000	$40,102,000	$-	$59,129,000

Investments in Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following investments in affiliates during the period ended April 30, 2022:

Security Name	Value as of February 1, 2022	Purchases	Sales / Return of Capital	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of April 30, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Angel Oak Dynamic Financial Strategies Income Term Trust	$352,296	$-	$-	$(28,454)	$323,842	18,000	$6,631	$-